Equity Compensation Plan (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Schedule of stock option activity

	Shares	Weighted-Average Exercise Price per Share	Weighted-Average Remaining Contractual Life (years)

Balance, December 31, 2020	3,257,410	$1.5	9.1
Options granted	833,246	2.7	6.7
Options exercised	(45,625)	1.5	—
Options converted	—	—	—
Options expired	(735,625)	1.5	—
Options forfeited	(1,911,160)	1.5	—
Balance, December 31, 2021 and March 31, 2022	1,398,246	2.2	6.0
Vested shares at March 31, 2022	483,500	1.5	2.4

	Shares	Weighted-Average Exercise Price per Share	Weighted-Average Remaining Contractual Life (years)

Balance, January 1, 2020	590,000	$1.5	7.8

Options granted (1)	2,937,410	1.5	9.5
Options exercised	(270,000)	1.5	—
Options converted	—	—	—
Options forfeited or expired	—	—	—
Balance, December 31, 2020	3,257,410	1.5	9.1
Options granted	833,246	2.7	6.7
Options exercised	(45,625)	1.5	—
Options converted	—	—	—
Options expired	(735,625)	1.5	—
Options forfeited	(1,911,160)	1.5	—
Balance, December 31, 2021	1,398,246	2.2	6.3
Vested shares at December 31, 2021	404,750	1.51	6.8

Schedule Of Outstanding Options

Exercise price	Outstanding options	Exercisable options
$1.50	565,000	450,167
$3.93	388,246	0
$1.77	445,000	33,333
	1,398,246	483,500

Exercise price	Outstanding options	Exercisable options
$1.50	565,000	392,667
$1.77	388,246	0
$3.93	445,000	12,083
	1,398,246	404,750

Schedule of Valuation Assumptions

2021
Risk-free interest rate	1.2%
Expected term	7.0 years
Expected volatility	91%
Expected dividends	0
Grant date fair value of common stock	$1.91/share

	2021	2020
Risk-free interest rate	1.2%	0.62 - 1.75%
Expected term	7.0 years	10 years
Expected volatility	91%	78%
Expected dividends	0	0.00%
Grant date fair value of common stock	$1.91/share	$1.50/share